BANK LOAN (Details Narrative)		12 Months Ended
	Apr. 21, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CNY (¥)	Apr. 21, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loan - short-term loan			$ 202,981
Interest expense		$ 7,929	$ 16,715	$ 12,641
Line Of Credit Agreement [Member] | Wuxi Jinbang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit	$ 219,691						¥ 1,400,000
Annual interest rate	8.40%						8.40%
Expiration date	Apr. 20, 2027
Long term loan					$ 140,847	¥ 1,000,000